Label	Element	Value
Angel Oak UltraShort Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak UltraShort Income Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Angel Oak UltraShort Income Fund
Class A | Class A1 | Institutional Class
a series of Angel Oak Funds Trust
July 5, 2022
Supplement to the Summary Prospectus and Prospectus,
dated May 31, 2022

Effective June 30, 2022, the Angel Oak UltraShort Income Fund (the “Fund”) has added the Bloomberg Short-Term Government/Corporate Total Return Index as a secondary comparison benchmark index. The Average Annual Total Returns table found on page 9 of the Fund’s Summary Prospectus and page 48 of the Prospectus is replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Angel Oak UltraShort Income Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Supplement Closing [Text Block]	ck0001612930_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Angel Oak UltraShort Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOUAX
Label	rr_AverageAnnualReturnLabel	– Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018
Angel Oak UltraShort Income Fund | Class A | Bloomberg Short Treasury: 9-12 Months Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Short Treasury: 9-12 Months Index2(reflects no deduction for fees, expenses, and taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	none	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018	[1]
Angel Oak UltraShort Income Fund | Class A | Bloomberg Short-Term Government/Corporate Total Return Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Short-Term Government/Corporate Total Return Index2(reflects no deduction for fees, expenses, and taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	0.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018	[1]
Angel Oak UltraShort Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOUIX
Label	rr_AverageAnnualReturnLabel	– Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018
Angel Oak UltraShort Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	– Return After Taxes on Distributions1	[2]
1 Year	rr_AverageAnnualReturnYear01	0.39%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[2]
Angel Oak UltraShort Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	– Return After Taxes on Distributions and Sale of Fund Shares1	[2]
1 Year	rr_AverageAnnualReturnYear01	0.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[2]
Angel Oak UltraShort Income Fund | Institutional Class | Bloomberg Short Treasury: 9-12 Months Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Short Treasury: 9-12 Months Index2(reflects no deduction for fees, expenses, and taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	none	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018	[1]
Angel Oak UltraShort Income Fund | Institutional Class | Bloomberg Short-Term Government/Corporate Total Return Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Short-Term Government/Corporate Total Return Index2(reflects no deduction for fees, expenses, and taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	0.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2018	[1]
Angel Oak UltraShort Income Fund | Class A1
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOUNX

[1]	The table shows how the Fund’s Class A and Institutional Class average annual total returns compare over time to those of a broad-based securities market index and a secondary index that shows how the Fund’s performance compares with returns of an index of companies that more narrowly reflect the Fund’s investments.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.